Financial Instrument Risk - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity cycle	30 days
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge effectiveness percentage	100.00%	100.00%
Currency risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	29.30%
Currency risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	43.40%
Percentage of entity's expenses	21.40%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	19.20%
Percentage of entity's expenses	45.60%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase in interest expense	£ 3.5